Offerings - Offering: 1	Jul. 23, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value$0.0001 per share
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	4.04
Maximum Aggregate Offering Price	$ 20,200,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,789.62
Offering Note	Pursuant to Rule 416 of the Securities Act of 1933, this Registration Statement includes an indeterminate number of additional shares of theRegistrant’s Common Stock, par value $0.0001 per share (“Common Stock”), which may be necessary to adjust the number of shares reserved forissuance pursuant to the Eos Energy Enterprises, Inc. Second Amended and Restated 2020 Incentive Plan as a result of a stock split, stockdividend or similar adjustment of the outstanding common stock of the Registrant.

The Proposed Maximum Offering Price Per Unit is computed solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and457(h) under the Securities Act on the basis of the average of the high and low prices per share of Common Stock on the Nasdaq Capital Marketon July 17, 2026, which date is within five business days prior to filing this Registration Statement.